Reporting and Accounting Policies - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Income taxes	$ 1,446.3	$ 954.3	$ 702.6
Interest	206.0	184.9	$ 154.0
Operating lease liabilities	$ 86.5	$ 84.0